FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS -Interest Rate Derivatives (Details)	1 Months Ended			12 Months Ended
	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 11, 2022 USD ($)	Feb. 28, 2022 USD ($)	Feb. 11, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net proceeds (payments) on settlement of debt derivatives and forward contracts				$ 492,000,000	$ (11,000,000)
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount				2,188,000,000	1,019,000,000
Net proceeds (payments) on settlement of debt derivatives and forward contracts	$ (60,000,000)
Senior Notes Due 2081 | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 750,000,000
Senior Notes Due 2022 | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount							$ 750,000,000		$ 1,000,000,000		$ 750,000,000
Senior Notes Issued In March 1
Disclosure of detailed information about financial instruments [line items]
Notional amount	9,050,000,000.00							$ 7,050,000,000.00		$ 750,000,000
Senior Notes Issued In March 2
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,250,000,000
Senior Notes Issued 2022 4.550% | Currency swap contract
Disclosure of detailed information about financial instruments [line items]
Net proceeds (payments) on settlement of debt derivatives and forward contracts				43,000,000
Notional amount terminated						$ 2,000,000,000
Senior Notes Issued 2022 4.550% | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount									$ 2,000,000,000
Senior Notes Issued 2022 4.550% | Floating interest rate | Currency swap contract
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 2,000,000,000
Cash flow hedges | Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Notional amount				0
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 8,930,000,000		$ 6,950,000,000
Cash flow hedges | Senior Notes Issued 2022 4.550% | Currency swap contract
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 0
Interest rate risk | Interest rate swap contract | Entering into significant commitments or contingent liabilities
Disclosure of detailed information about financial instruments [line items]
Net proceeds (payments) on settlement of debt derivatives and forward contracts			$ 33,000,000
Interest rate risk | Floating interest rate | Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Notional amount terminated										$ 950,000,000
Interest rate risk | Senior Notes Issued In March 1 | Bond Forwards
Disclosure of detailed information about financial instruments [line items]
Net proceeds (payments) on settlement of debt derivatives and forward contracts	(165,000,000)	$ (129,000,000)
Interest rate risk | Senior Notes Issued In March 1 | Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Notional amount terminated								$ 2,000,000,000
Interest rate risk | Senior Notes Issued In March 2 | Bond Forwards
Disclosure of detailed information about financial instruments [line items]
Net proceeds (payments) on settlement of debt derivatives and forward contracts	80,000,000
Notional amount terminated	500,000,000
Interest rate risk | Senior Notes Issued In March 2 | Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Notional amount terminated	$ 2,300,000,000